CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Balance Sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash	¥ 533,481	$ 77,347	¥ 3,571,745		¥ 1,180,787
Prepayments and other current assets	777,842	112,773	1,172,472
Total current assets	3,262,942	473,081	6,843,550
Non-current assets:
Other non-current assets	75,666	10,971	111,640
Total non-current assets	4,527,303	656,398	4,500,333
Total assets	7,790,245	1,129,479	11,343,883
Current liabilities:
Accrued liabilities and other payables	1,145,654	166,103	1,591,639
Convertible senior notes held by a related party-current	522,744	75,791	633,475
Convertible senior notes held by third parties-current	77	11	633,475
Total current liabilities	4,197,647	608,601	5,851,850
Non-current liabilities:
Convertible senior notes held by a related party	522,744	75,791	955,097
Total non-current liabilities	2,788,852	404,345	3,275,169
Total liabilities	6,986,499	1,012,946	9,127,019
Shareholders' equity:
Treasury shares | ¥			(113,031)
Statutory reserves | ¥			167
Additional paid-in-capital	19,481,417	2,824,540	19,522,173
Accumulated deficit	(18,934,860)	(2,745,297)	(17,471,716)
Accumulated other comprehensive income	124,464	18,046	107,379
Total shareholders' equity	697,009	101,057	2,070,960
Total liabilities and shareholders' equity	7,790,245	1,129,479	11,343,883
Reportable legal entities | Parent
Current assets:
Cash	6,703	972	6,805	$ 987	¥ 33,310	¥ 9,933
Prepayments and other current assets	3,420	496	4,166
Total current assets	10,123	1,468	10,971
Non-current assets:
Other non-current assets	719	104	1,646
Investments in subsidiaries and VIEs and subsidiaries of VIEs	2,135,384	309,602	4,684,363
Total non-current assets	2,136,103	309,706	4,686,009
Total assets	2,146,226	311,174	4,696,980
Current liabilities:
Accrued liabilities and other payables | ¥			38,387
Convertible senior notes held by a related party-current	522,744	75,791	633,475
Convertible senior notes held by third parties-current	77	11	633,475
Total current liabilities	522,821	75,802	1,305,337
Non-current liabilities:
Long-term payable due to subsidiaries	403,652	58,524	365,586
Convertible senior notes held by a related party	522,744	75,791	955,097
Total non-current liabilities	926,396	134,315	1,320,683
Total liabilities	1,449,217	210,117	2,626,020
Shareholders' equity:
Treasury shares | ¥			(113,031)
Statutory reserves | ¥			167
Additional paid-in-capital	19,481,417	2,824,540	19,522,173
Accumulated deficit	(18,934,860)	(2,745,297)	(17,471,716)
Accumulated other comprehensive income	124,464	18,046	107,379
Total shareholders' equity	697,009	101,057	2,070,960
Total liabilities and shareholders' equity	2,146,226	311,174	4,696,980
Class A ordinary shares
Shareholders' equity:
Ordinary shares	¥ 16,532	$ 2,397	¥ 16,532
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01
Ordinary shares, authorized shares	1,858,134,053	1,858,134,053	1,858,134,053	1,858,134,053
Ordinary shares, issued shares	255,648,452	255,648,452	255,648,452	255,648,452
Ordinary shares, outstanding shares	255,648,452	255,648,452	255,648,452	255,648,452
Class A ordinary shares | Reportable legal entities | Parent
Shareholders' equity:
Ordinary shares	¥ 16,532	$ 2,397	¥ 16,532
Class B ordinary shares
Shareholders' equity:
Ordinary shares	¥ 6,178	$ 896	¥ 6,178
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01
Ordinary shares, authorized shares	94,075,249	94,075,249	94,075,249	94,075,249
Ordinary shares, issued shares	94,075,249	94,075,249	94,075,249	94,075,249
Ordinary shares, outstanding shares	94,075,249	94,075,249	94,075,249	94,075,249
Class B ordinary shares | Reportable legal entities | Parent
Shareholders' equity:
Ordinary shares	¥ 6,178	$ 896	¥ 6,178
Class C ordinary shares
Shareholders' equity:
Ordinary shares	¥ 3,278	$ 475	¥ 3,278
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01
Ordinary shares, authorized shares	47,790,698	47,790,698	47,790,698	47,790,698
Ordinary shares, issued shares	47,790,698	47,790,698
Ordinary shares, outstanding shares	47,790,698	47,790,698	47,790,698	47,790,698
Class C ordinary shares | Reportable legal entities | Parent
Shareholders' equity:
Ordinary shares	¥ 3,278	$ 475	¥ 3,278